Cost Analysis - Summary of Cost of Sales and Operating Costs Analysis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales and operating cost analysis [line items]
Total		$ 20,493	$ 18,425	$ 18,859
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)		1,427	1,621	1,370
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)		338	746	315
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)		1,765	2,367	1,685
Continuing operations [member] | Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Raw materials and goods for resale		6,942	5,757	5,840
Employment costs (note 7)		4,089	3,871	3,880
Energy conversion costs		1,540	1,268	1,464
Repairs and maintenance		1,183	1,103	1,097
Depreciation, amortisation and impairment (i)	[1]	1,427	1,621	1,370
Change in inventory		(439)	63	(70)
Other production expenses (primarily sub-contractor costs)		5,751	4,742	5,278
Total		20,493	18,425	18,859
Continuing operations [member] | Operating costs [member]
Cost of sales and operating cost analysis [line items]
Selling and distribution costs		4,849	4,454	4,547
Administrative expenses		2,054	2,445	1,933
Total		$ 6,903	$ 6,899	$ 6,480

[1]	Depreciation, amortisation and impairment analysis